Investment Strategy - BBH U.S. Government Money Market Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	III.Principal Investment Strategies
Strategy Narrative [Text Block]

Effective January 1, 2026, the section captioned “Principal Investment Strategies” on page 1 of the prospectus is revised by replacing the first sentence of the second paragraph of that section with the following:

“Brown Brothers Harriman Credit Partners, LLC (“BBH Credit Partners” or “Investment Adviser”), serves as the Fund’s investment adviser.